Cash and Cash Equivalents and Temporary Investments	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents and Temporary Investments
Cash and Cash Equivalents and Temporary Investments

6.Cash and Cash Equivalents and Temporary Investments

Cash and cash equivalents as of December 31, 2017 and 2016, consisted of:

	2017		2016
Cash and bank accounts	Ps.	1,761,260	Ps.	1,550,698
Short-term investments (1)	36,973,689		45,995,385

Total cash and cash equivalents	Ps.	38,734,949	Ps.	47,546,083

(1)	Highly-liquid investments with an original maturity of three months or less at the date of acquisition.

Temporary investments as of December 31, 2017 and 2016, consisted of:

	2017		2016
Short-term investments (2)	Ps.	47,649	Ps.	44,816
Other financial assets (3)	5,942,500		5,258,432
Current maturities of non-current held-to-maturity securities	23,529		194,971

Total temporary investments	Ps.	6,013,678	Ps.	5,498,219

(2)	Short-term investments with a maturity of over three months and up to one year at the date of acquisition.

(3)

Other financial assets include equity instruments held for trading (publicly traded instruments). The fair value is based on quoted market prices. In connection with these equity instruments, the Group recognized in consolidated finance income a fair value gain of Ps.787,298, Ps.395,462 and Ps.503,797, for the years ended December 31, 2017, 2016 and 2015, respectively.